Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities and other payables

Note 10 – Accrued liabilities and other payables

The components of accrued liabilities and other payables are as follows:

	As of December 31,	As of December 31,
	2023	2022
Salary payable	$2,239,227	$1,928,684
Payable to consultants	82,265	49,047
Refundable deposit to customers	53,162	86,991
Payable to property, plant and equipment suppliers	4,110,691	4,565,086
Customer custodial cash liabilities	1,612,075	3,919,793
Other accrued liabilities	1,707,428	969,490
Total accrued liabilities and other payables	$9,804,848	$11,519,091

Other accrued liabilities mainly consist of insurance payables, social security payables, accrued professional service fees. The customer custodial cash liabilities represent the cash held on behalf of customers for the settlement of future cross-border payment and foreign exchange services. The corresponding customer custodial cash asset with balance in the same amount was included in other current asset, net in the consolidated balance sheet.